Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,534,770	$ 2,794,108
Deferred debt issuance costs	(36,096)	(38,302)
Amortization of interest expense	16,835	2,562
Total	2,515,509	2,758,368
Short-term debt	10,190	10,190
Long-term Debt, Excluding Current Maturities, Total	$ 2,505,319	$ 2,748,178